Share Based Payments and Employee Benefit Plans - 401(k) Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity and Share Based Payments
Maximum employee contribution (as a percent)	25.00%
Percentage of eligible compensation matched by employer	50.00%
Percentage of employer match of eligible employee compensation	6.00%
Basic matching contributions recorded	$ 1.0	$ 1.0
Employer discretionary contributions	$ 0.0	$ 0.0